Equity (Quarterly Distributions Of Available Cash) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended													12 Months Ended	3 Months Ended													12 Months Ended	3 Months Ended											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company [Member]	Sep. 30, 2011 Parent Company [Member]	Jun. 30, 2011 Parent Company [Member]	Mar. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Sep. 30, 2010 Parent Company [Member]	Jun. 30, 2010 Parent Company [Member]	Mar. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Sep. 30, 2009 Parent Company [Member]	Jun. 30, 2009 Parent Company [Member]	Mar. 31, 2009 Parent Company [Member]	Dec. 31, 2008 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 ETP [Member]	Sep. 30, 2011 ETP [Member]	Jun. 30, 2011 ETP [Member]	Mar. 31, 2011 ETP [Member]	Dec. 31, 2010 ETP [Member]	Sep. 30, 2010 ETP [Member]	Jun. 30, 2010 ETP [Member]	Mar. 31, 2010 ETP [Member]	Dec. 31, 2009 ETP [Member]	Sep. 30, 2009 ETP [Member]	Jun. 30, 2009 ETP [Member]	Mar. 31, 2009 ETP [Member]	Dec. 31, 2008 ETP [Member]	Dec. 31, 2012 ETP [Member]	Dec. 31, 2012 Regency [Member]	Sep. 30, 2012 Regency [Member]	Jun. 30, 2012 Regency [Member]	Mar. 31, 2012 Regency [Member]	Dec. 31, 2011 Regency [Member]	Sep. 30, 2011 Regency [Member]	Jun. 30, 2011 Regency [Member]	Mar. 31, 2011 Regency [Member]	Dec. 31, 2010 Regency [Member]	Sep. 30, 2010 Regency [Member]	Jun. 30, 2010 Regency [Member]	Dec. 31, 2012 Regency [Member]
Record Date					Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012	Nov. 04, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011	Nov. 08, 2010	Aug. 09, 2010	May 07, 2010	Feb. 08, 2010			Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012	Nov. 04, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011	Nov. 08, 2010	Aug. 09, 2010	May 07, 2010	Feb. 08, 2010			Nov. 06, 2012	Aug. 06, 2012	May 07, 2012	Feb. 06, 2012	Nov. 07, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011	Nov. 05, 2010	Aug. 06, 2010
Payment Date					Nov. 16, 2012	Aug. 17, 2012	May 18, 2012	Feb. 17, 2012	Nov. 18, 2011	Aug. 19, 2011	May 19, 2011	Feb. 18, 2011	Nov. 19, 2010	Aug. 19, 2010	May 19, 2010	Feb. 19, 2010			Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 15, 2011	May 16, 2011	Feb. 14, 2011	Nov. 15, 2010	Aug. 16, 2010	May 17, 2010	Feb. 15, 2010			Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011	Nov. 12, 2010	Aug. 13, 2010
Distributions paid, rate per unit				$ 0.635	$ 0.6250	$ 0.6250	$ 0.6250	$ 0.6250	$ 0.6250	$ 0.6250	$ 0.5600	$ 0.5400	$ 0.5400	$ 0.5400	$ 0.5400	$ 0.5400	$ 2.54	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 3.575	$ 0.46	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.455	$ 0.450	$ 0.445	$ 0.445	$ 0.445	$ 0.445	$ 1.84
Partners' Capital Account, Distributions	$ 666	$ 779	$ 483